LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 11: LEASES

A.	Information regarding material lease agreements

a.  The Company leases offices in Jerusalem for a base period of five years under a contract for offices, labs and manufacturing facilities starting July 2024. The Jerusalem office lease agreement contains a five-year extension option that the Company is reasonably certain to exercise.

The contractual periods of the aforesaid lease agreement and extension end July 2035.

b.  The Company leases vehicles for approximately four-year periods from a leasing company. The agreements with the leasing company do not contain extension and/or termination options that the Company is reasonably certain to exercise.

c. The Company entered into a lease agreement for warehouse facilities, commencing in September 2025, for a term of three years, with an option to extend for an additional three-year period that the Company is reasonably certain to exercise. The contractual periods of the aforesaid lease agreement and extension end September 2031.

The vehicles and office lease payments are linked to the local consumer price indexes known on the lease’s date of inception.

B.	Information on leases in which the Company is a lessee:

	Year ended December 31,
	2025	2024
Interest expense on lease liabilities	$581	$127
Exchange rate differences	807	64
Adjustments for indexation	110	74
Depreciation expenses on right-of-use assets	745	483

C. Right-of-use assets

Composition:

December 31, 2025:

	Buildings	Vehicles	Total
Cost:
Balance as of January 1, 2025	5,289	767	6,056
Additions to right-of-use assets for new leases	511	205	716
Adjustments for indexation	110	—	110
Disposals	—	(118)	(118)
Balance as of December 31, 2025	5,910	854	6,764

Accumulated depreciation:
Balance as of January 1, 2025	325	201	526
Depreciation	535	210	745
Disposals	—	(55)	(55)

Balance as of December 31, 2025	860	356	1,216

Depreciated cost as of December 31, 2025	5,050	498	5,548

December 31, 2024:

	Buildings	Vehicles	Total
Cost
Balance as of January 1, 2024	296	478	774
Additions to right-of-use assets for new leases	5,215	407	5,622
Adjustments for indexation	74	—	74
Disposals	(296)	(118)	(414)
Balance as of December 31, 2024	5,289	767	6,056

Accumulated depreciation:
Balance as of January 1, 2024	216	130	346
Depreciation	325	158	483
Disposals	(216)	(87)	(303)

Balance as of December 31, 2024	325	201	526

Depreciated cost as of December 31, 2024	4,964	566	5,530

C. Lease liabilities:

December 31, 2025:

U.S. dollars in thousands
Maturity analysis:
Less than one year	$1,093
One to five years	4,040
More than five years	3,357
Total lease commitments	8,490
Impact of discounting remaining lease payments	(1,673)
Lease liabilities as of December 31, 2025:	6,817

Current	1,075
Non-current	5,742

Total	$6,817

December 31, 2024:

U.S. dollars in thousands
Maturity analysis:
Less than one year	$834
One to five years	3,920
More than five years	2,868
Total lease commitments	7,622
Impact of discounting remaining lease payments	(1,998)
Lease liabilities as of December 31, 2024:	5,624

Current	824
Non-current	4,800

Total	$5,624

D. Information on leases in which the Company is a lessor:

Maturity analysis of undiscounted future lease payments receivable for operating leases:

	December 31,
	2025	2024
First year	$14,963	$12,031
Second year	13,570	10,650
Third year	10,382	8,926
Fourth year	5,757	5,630
Fifth year	717	1,260
Sixth year and thereafter	—	24
Total	$45,389	$38,521